Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign Smaller Companies Series | Advisor Class
Prospectus [Line Items]
Annual Return [Percent]	9.98%	(2.49%)	15.90%	(23.28%)	10.72%	8.95%	22.86%	(18.48%)	34.18%	(0.85%)
International Equity Series | Primary Shares
Prospectus [Line Items]
Annual Return [Percent]	31.09%	8.40%	22.84%	(9.23%)	5.75%	5.30%	11.57%	(14.87%)	22.92%	1.30%